                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: DECEMBER 31, 2008

Check here if Amendment [ ]; Amendment Number: _____________
This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Peter B. Cannell & Co., Inc.
Address: 645 Madison Avenue, 8th Floor
         New York, NY 10022

Form 13F File Number: 28-01221

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Kathleen Duffy
Title: Chief Compliance Officer
Phone: 212-752-5255

Signature, Place, and Date of Signing:


/s/ Kathleen Duffy                            New York, NY            01/30/09
-------------------------------------   ------------------------   -------------
[Signature]                                  [City, State]             [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and portions are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               3
Form 13F Information Table Entry Total:         68
Form 13F Information Table Value Total:     783969
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ----
1     28 - 10208             RICHMOND ENTERPRISES, INC.
2     28 - 10207             NEW YORK COMMUNITY BANK
3     28 - 10200             NEW YORK COMMUNITY BANCORP, INC.

Peter B. Cannell & Co., Inc.
FORM 13F
31-Dec-08

                                                                                                     Voting Authority
                                                                                                    -----------------
                                    Title                      Value   Shares/  Sh/  Put/  Invstmt    Other
Name of Issuer                     of class        CUSIP     (x$1000)  Prn Amt  Prn  Call  Dscretn  Managers    Sole   Shared  None
------------------------------  -------------  ------------  --------  -------  ---  ----  -------  --------  -------  ------  ----
ABB LTD (ADR)                   ADR            000375204        38115  2539300  SH         Defined  1,2,3     2539300
ABBOTT LABORATORIES             COM            002824100         1111    20818  SH         Defined  1,2,3       20818
AFLAC INC                       COM            001055102         4383    95618  SH         Defined  1,2,3       95618
AGILENT TECHNOLOGIES INC        COM            00846U101         1248    79850  SH         Defined  1,2,3       79850
AMGEN INC                       COM            031162100          560     9700  SH         Defined  1,2,3        9700
ANADARKO PETROLEUM CORP         COM            032511107          490    12700  SH         Defined  1,2,3       12700
APPLE INC                       COM            037833100        30179   353595  SH         Defined  1,2,3      353595
BAXTER INTERNATIONAL INC        COM            071813109         1873    34951  SH         Defined  1,2,3       34951
BOARDWALK PIPELINE PTNRS, LP    UT LTD PTNR    096627104        23956  1347365  SH         Defined  1,2,3     1347365
BROOKFIELD ASSET MGMT INC       CL A           112585104        30321  1985660  SH         Defined  1,2,3     1985660
BROOKFIELD INFRASTRUCTURE PTNR  LP INT UNIT    G16252101         6575   587046  SH         Defined  1,2,3      587046
CATERPILLAR INC                 COM            149123101         2401    53750  SH         Defined  1,2,3       53750
CELGENE CORP                    COM            151020104         7799   141085  SH         Defined  1,2,3      141085
CERNER CORP                     COM            156782104        17835   463850  SH         Defined  1,2,3      463850
CHEVRON CORP                    COM            166764100          985    13322  SH         Defined  1,2,3       13322
CHUBB CORP                      COM            171232101          240     4700  SH         Defined  1,2,3        4700
CISCO SYSTEMS INC               COM            17275R102         3213   197100  SH         Defined  1,2,3      197100
COLGATE-PALMOLIVE CO            COM            194162103          741    10815  SH         Defined  1,2,3       10815
CROWN HOLDINGS INC              COM            228368106        22757  1185275  SH         Defined  1,2,3     1185275
DEERE & CO                      COM            244199105         2472    64500  SH         Defined  1,2,3       64500
DISH NETWORK CORP               CL A           25470M109          370    33400  SH         Defined  1,2,3       33400
DISNEY WALT CO.                 COM            254687106         2010    88596  SH         Defined  1,2,3       88596
DOMINION RESOURCES INC.         COM            25746u109          761    21222  SH         Defined  1,2,3       21222
DOVER CORPORATION               COM            260003108         1185    36000  SH         Defined  1,2,3       36000
DRESS BARN INC                  COM            261570105         5331   496400  SH         Defined  1,2,3      496400
DUKE ENERGY CORP                COM            26441C105          669    44600  SH         Defined  1,2,3       44600
EATON CORP                      COM            278058102        21377   430030  SH         Defined  1,2,3      430030
EMC CORP                        COM            268648102         2029   193750  SH         Defined  1,2,3      193750
ENBRIDGE ENERGY PARTNERS LP     COM            29250R106          209     8200  SH         Defined  1,2,3        8200
EQUITABLE RESOURCES INC         COM            294549100        41229  1228870  SH         Defined  1,2,3     1228870
EV3 INC                         COM            26928A200        12977  2127400  SH         Defined  1,2,3     2127400
EXXON MOBIL CORP                COM            30231G102         2192    27454  SH         Defined  1,2,3       27454
FIRST FINANCIAL NORTHWEST INC   COM            32022K102         7108   761000  SH         Defined  1,2,3      761000
GENERAL ELECTRIC CO             COM            369604103         1536    94800  SH         Defined  1,2,3       94800
GENESIS ENERGY LP               UNIT LTD PTNR  371927104        14228  1629740  SH         Defined  1,2,3     1629740
GOLDCORP INC                    COM            380956409        39064  1238950  SH         Defined  1,2,3     1238950
HOME DEPOT INC                  COM            437076102          704    30600  SH         Defined  1,2,3       30600
HORMEL FOODS CORP               COM            440452100        33947  1092255  SH         Defined  1,2,3     1092255
HUDSON CITY BANCORP INC         COM            443683107        20796  1303022  SH         Defined  1,2,3     1303022
INTERNATIONAL BUSINESS MACHINE  COM            459200101        21014   249695  SH         Defined  1,2,3      249695
JOHNSON & JOHNSON CO            COM            478160104         2950    49303  SH         Defined  1,2,3       49303
MEDCO HEALTH SOLUTIONS INC      COM            58405U102        33378   796430  SH         Defined  1,2,3      796430
MERCK & CO INC                  COM            589331107          382    12550  SH         Defined  1,2,3       12550
METABOLIX INC                   COM            591018809          538    42300  SH         Defined  1,2,3       42300
MFA MTG INVTS, INC              COM            55272X102        10111  1716630  SH         Defined  1,2,3     1716630
MICROSOFT CORP.                 COM            594918104         2841   146153  SH         Defined  1,2,3      146153
NORTHROP GRUMMAN CORP           COM            666807102         1171    26003  SH         Defined  1,2,3       26003
ORITANI FINANCIAL CORP          COM            686323106         1034    61350  SH         Defined  1,2,3       61350
PENN VIRGINIA RESOURCE PARTNER  COM            707884102         6009   528485  SH         Defined  1,2,3      528485
PEPSICO INC                     COM            713448108          475     8676  SH         Defined  1,2,3        8676
PETSMART INC                    COM            716768106         2779   150650  SH         Defined  1,2,3      150650
PROCTER & GAMBLE CO             COM            742718109          722    11676  SH         Defined  1,2,3       11676
RAYONIER INC                    COM            754907103        41276  1316625  SH         Defined  1,2,3     1316625
REPUBLIC SERVICES INC           COM            760759100        40361  1628110  SH         Defined  1,2,3     1628110
ROMA FINANCIAL CORP             COM            77581P109        14903  1183725  SH         Defined  1,2,3     1183725
SCHERING PLOUGH CORP            COM            806605101          688    40400  SH         Defined  1,2,3       40400
SONOCO PRODUCTS CO              COM            835495102        12513   540300  SH         Defined  1,2,3      540300
SOUTHWESTERN ENERGY CO          COM            845467109        63208  2181830  SH         Defined  1,2,3     2181830
SPDR GOLD TRUST                 GOLD SHS       78463V107          457     5275  SH         Defined  1,2,3        5275
SPECTRA ENERGY CORP             COM            847560109         1903   120900  SH         Defined  1,2,3      120900

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
STANLEY WORKS                   COM            854616109         3524   103345  SH         Defined  1,2,3      103345
TELEFLEX INC                    COM            879369106        32725   653195  SH         Defined  1,2,3      653195
TEVA PHARMACEUTICAL INDS LTD A  ADR            881624209         1422    33397  SH         Defined  1,2,3       33397
TFS FINANCIAL CORP              COM            87240R107        34561  2679170  SH         Defined  1,2,3     2679170
THERMO FISHER SCIENTIFIC INC    COM            883556102        39746  1166602  SH         Defined  1,2,3     1166602
UNILEVER N V                    NY SHS NEW     904784709         1491    60731  SH         Defined  1,2,3       60731
WAL MART STORES INC             COM            931142103         2531    45150  SH         Defined  1,2,3       45150
DRESS BARN 2.50% CONV           NOTE           261570AB1         4280  4000000  PRN                           4000000
REPORT SUMMARY                             68  DATA RECORDS    783969             3  OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED